25. Long-term incentive plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LongtermIncentivePlanLineItems [Line Items]
Share options granted	R$ 19,313,478	R$ 18,382,816
Balance at the beginning of the period	2,730,114	5,473,436
Granted in the period	930,662	849,932
Exercised in the period	(784,317)	(1,194,576)
Forfeited in the period	(251,821)	(2,203,922)
Falling due in the period	(543,583)	(194,756)
Balance at the end of the period	R$ 2,081,055	2,730,114
Excercise Price R$11.28 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan - 2ª Grant
Share options granted	R$ 930,662
Maturity date	Jul-22
Balance at the beginning of the period
Granted in the period	930,662
Exercised in the period
Forfeited in the period	(33,418)
Falling due in the period
Balance at the end of the period	R$ 897,244
Excercise Price R$14.41 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2018-2020 Plan – 1st Grant	2018-2020 Plan – 1st Grant
Share options granted	R$ 849,932	R$ 849,932
Maturity date	Apr-21	May-20
Balance at the beginning of the period	R$ 466,514
Granted in the period		849,932
Exercised in the period	(115,949)
Forfeited in the period	(97,228)	(383,418)
Falling due in the period
Balance at the end of the period	R$ 253,337	R$ 466,514
Excercise Price R$8.10 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 3rd Grant	2014-2016 Plan – 3rd Grant
Share options granted	R$ 3,922,204	R$ 3,922,204
Maturity date	Nov-22	Nov-22
Balance at the beginning of the period	R$ 895,522	R$ 2,684,284
Granted in the period
Exercised in the period	(476,182)	(510,884)
Forfeited in the period		(1,277,878)
Falling due in the period
Balance at the end of the period	R$ 419,340	R$ 895,522
Excercise Price R$8.45 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 2nd Grant	2014-2016 Plan – 2nd Grant
Share options granted	R$ 3,355,229	R$ 3,355,229
Maturity date	Oct-21	Oct-21
Balance at the beginning of the period	R$ 292,523	R$ 1,240,740
Granted in the period
Exercised in the period	(159,675)	(656,268)
Forfeited in the period		(291,949)
Falling due in the period
Balance at the end of the period	R$ 132,848	R$ 292,523
Excercise Price R$13.42 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2014-2016 Plan – 1st Grant	2014-2016 Plan – 1st Grant
Share options granted	R$ 1,687,686	R$ 1,687,686
Maturity date	Sep-20	Sep-20
Balance at the beginning of the period	R$ 531,972	R$ 658,720
Granted in the period
Exercised in the period	(32,511)	(27,424)
Forfeited in the period	(121,175)	(99,324)
Falling due in the period
Balance at the end of the period	R$ 378,286	R$ 531,972
Excercise Price R$8.13 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 3rd Grant	2011-2013 Plan – 3rd Grant
Share options granted	R$ 3,072,418	R$ 3,072,418
Maturity date	Jul-19	Jul-19
Balance at the beginning of the period	R$ 543,583	R$ 694,936
Granted in the period
Exercised in the period
Forfeited in the period		(151,353)
Falling due in the period	(543,583)
Balance at the end of the period		R$ 543,583
Excercise Price R$8.96 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 2nd Grant	2014-2016 Plan – 2nd Grant
Share options granted	R$ 2,661,752	R$ 2,661,752
Maturity date	Sep-18	Spe-18
Balance at the beginning of the period		R$ 194,756
Granted in the period
Exercised in the period
Forfeited in the period
Falling due in the period		(194,756)
Balance at the end of the period
Excercise Price R$8.84 [Member]
LongtermIncentivePlanLineItems [Line Items]
Date of grant	2011-2013 Plan – 1st Grant	2014-2016 Plan – 1st Grant
Share options granted	R$ 2,833,595	R$ 2,833,595
Maturity date	Aug-17	Aug-17
Balance at the beginning of the period
Granted in the period
Exercised in the period
Forfeited in the period
Falling due in the period
Balance at the end of the period